Material accounting policies and judgements - Income Statement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 1,360,091	$ 1,422,605	[1]
Cost of sales	1,474,901	2,125,729	[1]
Impairment expense, net of reversals	1,154	(723,524)	[1]
Other cost of sales	(1,476,055)	(1,402,205)	[1]
Gross loss	(114,810)	(703,124)	[1]
Selling, general and administrative expense	(430,908)	(431,283)	[1]
Research and development expense	(15,332)	(31,262)	[1]
Other operating income		0
Other operating income	12,799	41,087	[1]
Other operating expense	(50,538)	(20,333)	[1]
Foreign exchange (losses) gains on operating activities, net	(30,077)	49,321	[1]
Operating loss	(628,866)	(1,095,594)	[1]
Finance income	5,256	3,415	[1]
Finance expense	(205,162)	(185,319)	[1]
Foreign exchange (losses) gains on financial activities, net	(14,795)	49,382	[1]
Fair value change - Earn-out rights and Class C Shares	6,374	15,813	[1]
Share of losses in associates	0	(24,261)	[1]
Loss before income taxes	(837,193)	(1,236,564)	[1]
Income tax (expense) benefit	(5,255)	43,485	[1]
Net loss	$ (842,448)	(1,193,079)	[1]
As previously reported
Disclosure of initial application of standards or interpretations [line items]
Revenue		1,422,605
Cost of sales		2,125,729
Impairment expense, net of reversals		(723,524)
Other cost of sales		(1,402,205)
Gross loss		(703,124)
Selling, general and administrative expense		(431,283)
Research and development expense		(31,262)
Other operating income		70,075
Other operating income		0
Other operating expense		0
Foreign exchange (losses) gains on operating activities, net		0
Operating loss		(1,095,594)
Finance income		52,797
Finance expense		(185,319)
Foreign exchange (losses) gains on financial activities, net		0
Fair value change - Earn-out rights and Class C Shares		15,813
Share of losses in associates		(24,261)
Loss before income taxes		(1,236,564)
Income tax (expense) benefit		43,485
Net loss		(1,193,079)
Impact of presentation changes
Disclosure of initial application of standards or interpretations [line items]
Other operating income		(70,075)
Other operating income		41,087
Other operating expense		(20,333)
Foreign exchange (losses) gains on operating activities, net		49,321
Finance income		(49,382)
Foreign exchange (losses) gains on financial activities, net		$ 49,382

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).